Note 18 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 104,553	$ 97,056	$ 97,442
Interest paid	6,582	27,564	24,547
Interest received	$ 841	$ 35,485	$ 0